Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 120,640,000.00
Total Fee Amount	16,660.38
Total Offset Amount	0.00
Net Fee	$ 16,660.38
Offering Table N/A
Offset Table N/A	N/A